Document And Entity Information	6 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Current Fiscal Year End Date	--03-31
Document Type	6-K
Document Period End Date	Sep. 30, 2020
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false